STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding at January 1, 2013	1,733,599
Warrants Cancelled	(1,733,599)
Warrants Assumed from merger	81,237
Warrants Granted	251,044
Warrants Outstanding at December 31, 2013	332,281
Weighted Average Exercise Price Outstanding at January 1, 2013	3.38
Weighted Average Exercise Price Cancelled	$ 3.38
Weighted Average Exercise Price Assumed from merger	$ 63.33
Weighted Average Exercise Price Granted	$ 2.27
Weighted Average Exercise Price Outstanding at December 31, 2013	17.20